MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2021
Debt Securities, Available-for-sale, Amortized Cost [Abstract]
Schedue of Amortized Cost, Unrealized Gains and Losses

The following tables summarize the amortized cost, unrealized gains and losses, and fair value of available-for-sale marketable securities as of December 31, 2020 and 2021:

	December 31, 2021
	(U.S. dollars in thousands)
	Amortized cost	Gross unrealized losses	Gross unrealized gains	Fair value

U.S. government and agency debentures	$32,591	(97)	-	32,494
Corporate debentures	9,213	(16)	-	9,197
Total	$41,804	(113)	-	41,691

	December 31, 2020
	(U.S. dollars in thousands)
	Amortized cost	Gross unrealized losses	Gross unrealized gains	Fair value

U.S. government and agency debentures	$32,578	$(5)	$1	$32,574
Corporate debentures	9,708	(1)	10	9,717
Total	$42,286	$(6)	$11	$42,291

Schedue of Fair Value of Available-For-Sale Marketable Securities

	December 31, 2021
	(U.S. dollars in thousands)

	Amortized cost	Fair value

Due within one year	$18,217	$18,177
Due between one and two years	23,587	23,514
Total	$41,804	$41,691

	December 31, 2020
	(U.S. dollars in thousands)

	Amortized cost	Fair value

Due within one year	$19,585	$19,586
Due between one and two years	22,701	22,705
Total	$42,286	$42,291